Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Research and development related	$ 12,461	$ 4,217	$ 2,451
Legal and accounting fees	523	507
Legal and accounting fees		1,523	399
Deferred rent	854	831	786	3,200
Foreign currency forward contracts	175
Other		828	398
Deferred offering costs	2,107	1,506
Other	205	338
Total accrued and other liabilities	$ 16,325	$ 7,399	$ 4,034